Stockholders' Equity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized		1,000,000			1,000,000
Common stock, shares authorized		270,000,000			100,000,000
Common stock, shares issued		131,793,660			13,757,550
Common stock, par value (in Dollars per share)		$ 0.001			$ 0.001
Common stock, shares outstanding		131,793,660
Stock options term		2 years 1 month 6 days
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000			1,000,000
Common stock, shares authorized			100,000,000	100,000,000			100,000,000
Common stock, shares issued			14,643,740	14,643,740			13,757,550
Common stock, par value (in Dollars per share)			$ 0.001	$ 0.001			$ 0.001
Common stock, shares outstanding				14,643,740
Contribution to capital (in Dollars)			$ 5,000	$ 2,500		$ 2,500	$ 5,000
Non-qualified stock options	886,990		886,900
Stock options term	10 years
Vested percentage	50.00%
Anniversary period	6 months
Shares of common stock			886,990
Cash (in Dollars)			$ 8,363
Per share price (in Dollars per share)							$ 0.15
Stock options outstanding (in Dollars)			$ 133,049
Minimum [Member] | NEWTOWN LANE MARKETING, INCORPORATED [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price range (in Dollars per share)	$ 0.002		$ 0.002
Maximum [Member] | NEWTOWN LANE MARKETING, INCORPORATED [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price range (in Dollars per share)	$ 0.02		$ 0.02